Financial instruments and management of financial risks - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 585	$ 500
Cash and cash equivalents
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	115	153
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	414	296
Due from affiliated companies
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	53	49
Derivative assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 3	$ 2